Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Changes in Carrying Value of Goodwill by Reporting Unit

A summary of the changes in the carrying value of goodwill, by reporting unit, is as follows:

CECP reporting unit
At December 31, 2010	$2,951
Impairment loss recognized during the year	(2,951)

At December 31, 2011 and 2012	—